Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2021-2

Collection Period	07/01/22-07/31/22
Determination Date	8/9/2022
Distribution Date	8/15/2022

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$835,966,614.87
2.	Collections allocable to Principal		$33,429,221.67
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$997,948.54
5.	Pool Balance on the close of the last day of the related Collection Period		$801,539,444.66
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		60,300
7.	Initial Pool Balance		$1,558,897,246.06
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$118,044,853.35	$86,972,765.41
	c. Class A-2b Floating Rate Note Balance	$12,746,172.54	$9,391,090.27
	d. Class A-3 Note Balance	$468,060,000.00	$468,060,000.00
	e. Class A-4 Note Balance	$126,430,000.00	$126,430,000.00
	f. Class B Note Balance	$43,650,000.00	$43,650,000.00
	g. Class C Note Balance	$38,980,000.00	$38,980,000.00
	h. Class D Note Balance	$21,820,000.00	$21,820,000.00
	i. Note Balance (sum a - h)	$829,731,025.89	$795,303,855.68
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2549235	0.1878218
	c. Class A-2b Floating Rate Note Pool Factor	0.2549235	0.1878218
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5335891	0.5114494
10.	Overcollateralization Target Amount		$6,235,588.98
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,235,588.98
12.	Weighted Average Coupon		7.88%
13.	Weighted Average Original Term	months	66.26
14.	Weighted Average Remaining Term	months	47.21
15.	1-Month LIBOR for the interest period ending 8/14/2022		1.99914%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2022		2.06914%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,577,602.66
	b. Liquidation Proceeds allocable to Finance Charge		$1,485.07
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,579,087.73
18.	Principal:
	a. Collections allocable to Principal		$33,429,221.67
	b. Liquidation Proceeds allocable to Principal		$391,624.16
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$33,820,845.83
19.	Total Finance Charge and Principal Collections (17d + 18d)		$39,399,933.56
20.	Interest Income from Collection Account		$43,806.95
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,443,740.51

Available Funds
23.	Available Collections	$39,443,740.51
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,443,740.51
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$696,638.85
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$696,638.85
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$26,560.09
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$26,560.09
	i. Class A-2b Monthly Interest	$22,710.61
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$22,710.61
	m. Class A-3 Monthly Interest	$202,826.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$202,826.00
	q. Class A-4 Monthly Interest	$85,340.25
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$85,340.25
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$37,466.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$37,466.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$43,527.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$43,527.67
34.	Tertiary Principal Distributable Amount	$6,371,581.23
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$28,184.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$28,184.17

36.	Quaternary Principal Distributable Amount	$21,820,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$29,334,835.12
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,235,588.98
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,579,087.73
	b. Total Daily Deposits of Principal Collections	$33,820,845.83
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$43,806.95
	e. Total Deposits to Collection Account (sum a - d)	$39,443,740.51
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$696,638.85
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,873,785.25
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,873,316.41
	f. Total Withdrawals from Collection Account (sum a - e)	$39,443,740.51
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$26,560.09
	c. Class A-2b Interest Distribution	$22,710.61
	d. Class A-3 Interest Distribution	$202,826.00
	e. Class A-4 Interest Distribution	$85,340.25
	f. Class B Interest Distribution	$37,466.25
	g. Class C Interest Distribution	$43,527.67
	h. Class D Interest Distribution	$28,184.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$31,072,087.94
	k. Class A-2b Principal Distribution	$3,355,082.27
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$34,873,785.25
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$31,098,648.03
	c. Class A-2b Distribution	$3,377,792.88
	d. Class A-3 Distribution	$202,826.00
	e. Class A-4 Distribution	$85,340.25
	f. Class B Distribution	$37,466.25
	g. Class C Distribution	$43,527.67
	h. Class D Distribution	$28,184.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$34,873,785.25

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,873,316.41
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,873,316.41
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,897,243.12
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,897,243.12
51.	Investment Earnings	$4,939.71
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,902,182.83
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$4,939.71
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,897,243.12
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$696,638.85
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$34,873,785.25
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,873,316.41
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$4,939.71
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$31,098,648.03
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$3,377,792.88
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$202,826.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$85,340.25
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$37,466.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$43,527.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$28,184.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,873,316.41

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,312	$19,108,366.88
	b. 61 to 90 days past due	649	$10,378,675.57
	c. 91 to 120 days past due	166	$2,418,744.66
	d. 121 or more days past due	2	$24,743.60
	e. Total Past Due (sum a - d)	2,129	$31,930,530.71
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.9837%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	85	$997,948.54
77.	Recoveries	120	$393,109.23
78.	Net Losses (Ln 76 - Ln 77)		$604,839.31
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0724%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,138	$15,089,946.71
81.	Recoveries	754	$5,619,599.60
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$9,470,347.11
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.6075%
84.	Average Net Loss on Defaulted Receivables		$8,321.92

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$2,367,443.67
86.	Pool Balance on the close of the last day of the preceding Collection Period		$835,966,614.87
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.28%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2022.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer